Note 7 - Prepaid Expenses and Other Current Assets (Details Textual) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Other Receivables	$ 1,482,000	$ 77,000
Big Moment Hong Kong Limited [Member]
Other Receivables	1,132,000
Accounts Payable, Other	$ 629,000